EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings/(loss) per share

12.	EARNINGS/(LOSS) PER SHARE
Basic earnings/(loss) per share “EPS”/(“LPS”) is calculated with reference to the weighted average number of common shares outstanding during the year.

The components of the numerator for the calculation of basic and diluted EPS/(LPS) are as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Net income/(loss) net of non-controlling interests - continuing operations - basic and diluted	50,839	(47,086)	872,429
Net income/(loss) net of non-controlling interests - discontinued operations - basic and diluted	—	293	(84,656)

The components of the denominator for the calculation of basic and diluted EPS/(LPS) are as follows:

	Year ended December 31,
(in thousands)	2024	2023	2022
Basic:
Weighted average number of common shares outstanding	104,200	106,620	107,860

Dilutive:
Dilutive impact of share options and RSUs (1)	1,068	—	682
Weighted average number of common shares outstanding	105,268	106,620	108,542
EPS/(LPS) per share are as follows:

	Year ended December 31,
	2024	2023	2022
Basic EPS/(LPS) from continuing operations	$0.49	$(0.44)	$8.09
Diluted EPS/(LPS) from continuing operations (1)	$0.48	$(0.44)	$8.04
Basic and diluted EPS/(LPS) from discontinued operations	—	$0.00	$(0.79)
(1) The effects of stock awards have been excluded from the calculation of diluted EPS/LPS from continuing operations for the year ended December 31, 2023 because the effects were anti-dilutive.